PROPERTY, PLANT AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense on property, plant and equipment
Depreciation expense	¥ 93,600,898	¥ 47,540,220	¥ 29,501,123
Cost of revenues
Depreciation expense on property, plant and equipment
Depreciation expense	19,702,392	11,942,414	6,109,583
General and administrative expenses
Depreciation expense on property, plant and equipment
Depreciation expense	7,856,968	5,237,258	3,403,502
Selling and marketing expenses
Depreciation expense on property, plant and equipment
Depreciation expense	62,949,248	27,665,201	19,025,624
Research and development expenses
Depreciation expense on property, plant and equipment
Depreciation expense	¥ 3,092,290	¥ 2,695,347	¥ 962,414